Earnings Per Share	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Earnings Per Share
Note 9: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2021	January 31, 2020
Net income	2,017	1,592
Dividends on preferred shares and distributions payable on other equity instruments	(56)	(70)
Net income available to common shareholders	1,961	1,522
Weighted-average number of common shares outstanding (in thousands)	646,511	639,448
Basic earnings per common share (Canadian $)	3.03	2.38
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,961	1,522
Weighted-average number of common shares outstanding (in thousands)	646,511	639,448
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,906	5,150
Common shares potentially repurchased	(2,994)	(3,803)
Weighted-average number of diluted common shares outstanding (in thousands)	647,423	640,795
Diluted earnings per common share (Canadian $)	3.03	2.37

(1)
In computing diluted earnings per share we excluded average stock options outstanding of

2,916,456 with a weighted-average exercise price of $102.51 for the three months ended January 31, 2021 (1,338,832 with a weighted-average exercise price of

$105.01 for the three months ended January 31, 2020) as the average share price for the period did not exceed the exercise price.